UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-01728

Nicholas Fund, Inc.
(Exact name of registrant as specified in charter)

700 North Water Street, Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Jeffrey T. May, Senior Vice President, Secretary and Treasurer
700 North Water Street
Milwaukee, Wisconsin 53202
(Name and address of agent for service)

Registrant's telephone number, including area code: 414-272-4650

Date of fiscal year end: 03/31/2007 Date of reporting period: 12/31/2006

Item 1. Schedule of Investments.

	Nicholas Fund, Inc.
	Schedule of Investments (unaudited)
	December 31, 2006

			VALUE
			--------------
COMMON STOCKS - 97.16%
	Consumer Discretionary -
	Consumer Durables & Apparel - 4.89%
700,000	Fortune Brands, Inc.		$ 59,773,000
1,469,900	Helen of Troy Limited *		35,659,774
260,000	Mohawk Industries, Inc. *		19,463,600
			--------------
			114,896,374
			--------------
	Consumer Discretionary -
	Hotels, Restaurants & Leisure - 3.19%
393,300	California Pizza Kitchen, Inc. *		13,100,823
1,150,000	Six Flags, Inc. *		6,026,000
950,000	Yum! Brands, Inc.		55,860,000
			--------------
			74,986,823
			--------------
	Consumer Discretionary - Media - 1.17%
650,000	Comcast Corporation *		27,514,500
			--------------

	Consumer Discretionary - Retail - 4.77%
950,000	Bed Bath & Beyond Inc. *		36,195,000
2,050,000	O'Reilly Automotive, Inc.	*	65,723,000
864,100	Sally Beauty Company, Inc.	*	6,739,980
200,000	Select Comfort Corporation	*	3,478,000
			--------------
			112,135,980
			--------------
	Consumer Staples -
	Food & Staple Retail - 4.51%
1,200,000	Walgreen Co.		55,068,000
1,100,000	Wal-Mart Stores, Inc.		50,798,000
			--------------
			105,866,000
			--------------
	Consumer Staples -
	Food, Beverage & Tobacco - 2.79%
2,254,800	Constellation Brands, Inc.	- Class A *	65,434,296
			--------------

	Consumer Staples -
	Household & Personal Products - 0.79%
864,100	Alberto-Culver Company		18,534,945
			--------------

	Energy - 10.71%
740,000	Apache Corporation		49,217,400
550,000	CONSOL Energy Inc.		17,671,500
450,000	Devon Energy Corporation		30,186,000
820,000	EnCana Corporation		37,679,000
1,500,000	International Coal Group, Inc. *		8,175,000
230,000	Kayne Anderson Energy Development Company		5,506,200
700,000	Kayne Anderson Energy Total Return Fund, Inc.		18,165,000
700,000	Kayne Anderson MLP Investment Company		23,086,000
1,357,466	Kinder Morgan Management, LLC *		62,009,026
			--------------
			251,695,126
			--------------
	Financials - Banks - 6.14%
1,300,000	Bank Mutual Corporation		15,743,000
700,000	Countrywide Financial Corporation		29,715,000
2,054,126	Marshall & Ilsley Corporation		98,824,002
			--------------
			144,282,002
			--------------
	Financials - Diversified - 10.51%
1,386,000	Affiliated Managers Group,	Inc. *	145,710,180
800,000	American Express Company		48,536,000
685,340	Capital One Financial Corporation		52,647,819
			--------------
			246,893,999
			--------------
	Financials - Insurance - 13.04%
1,469	Berkshire Hathaway Inc. - Class A *		161,575,310
760,800	Mercury General Corporation		40,116,984
100,000	Philadelphia Consolidated Holding Corp. *		4,456,000

638,200	Protective Life Corporation	30,314,500
2,024,312	W.R. Berkley Corporation	69,859,007
		--------------
		306,321,801
		--------------
	Health Care - Equipment - 2.48%
936,196	Medtronic, Inc.	50,095,848
150,000	Stryker Corporation	8,266,500
		--------------
		58,362,348
		--------------
	Health Care -
	Pharmaceuticals & Biotechnology - 3.18%
1,650,688	Thermo Fisher Scientific Inc. *	74,759,660
		--------------

	Health Care - Services - 7.87%
801,087	Cardinal Health, Inc.	51,614,035
1,250,000	DaVita, Inc. *	71,100,000
200,000	Patterson Companies, Inc. *	7,102,000
700,000	WellPoint, Inc. *	55,083,000
		--------------
		184,899,035
		--------------
	Industrials - Capital Goods - 8.85%
200,000	Briggs & Stratton Corporation	5,390,000
600,000	General Dynamics Corporation	44,610,000
1,063,400	Oshkosh Truck Corporation	51,489,828
1,500,000	Pentair, Inc.	47,100,000
1,950,000	Tyco International Ltd.	59,280,000
		--------------
		207,869,828
		--------------
	Industrials -
	Commerical Services & Supplies - 1.62%
650,000	Brady Corporation	24,232,000
350,000	Cintas Corporation	13,898,500
		--------------
		38,130,500
		--------------
	Industrials - Transportation - 3.65%
700,000	FedEx Corporation	76,034,000
650,000	Heartland Express, Inc.	9,763,000
		--------------
		85,797,000
		--------------
	Information Technology -
	Hardware & Equipment - 2.17%
600,000	CDW Corporation	42,192,000
350,000	Dell Inc. *	8,781,500
		--------------
		50,973,500
		--------------
	Information Technology -
	Software & Services - 1.43%
550,000	Hewitt Associates, Inc. *	14,162,500
650,000	Microsoft Corporation	19,409,000
		--------------
		33,571,500
		--------------
	Materials - 3.15%
650,000	Bemis Company, Inc.	22,087,000
1,200,000	CEMEX, S.A. de C.V.	40,656,000
355,300	STEPAN COMPANY	11,252,351
		--------------
		73,995,351
		--------------
	Telecommunication Services - 0.24%
1,000,000	Level 3 Communications, Inc. *	5,600,000
		--------------
TOTAL Common Stocks	(COST: $ 1,306,194,329)	2,282,520,568
		--------------

SHORT-TERM INVESTMENTS - 2.88%
	Commercial Paper - 2.71%
4,455,000	ConocoPhillips 01/03/07, 5.39%	4,454,333
1,635,000	Fiserv, Inc. 01/05/07, 5.33%	1,634,274
3,925,000	Fiserv, Inc. 01/09/07, 5.32%	3,920,940
5,625,000	Fiserv, Inc. 01/10/07, 5.32%	5,618,350
5,000,000	General Mills, Inc. 01/12/07, 5.32%	4,992,611
4,000,000	CVS Corporation 01/16/07, 5.32%	3,991,724
4,000,000	John Deere Capital Corporation 01/16/07, 5.31%	3,991,740

4,725,000	John Deere Capital Corporation 01/17/07, 5.33%	4,714,506
2,375,000	Fiserv, Inc. 01/18/07, 5.32%	2,369,384
6,570,000	John Deere Capital Corporation 01/22/07, 5.31%	6,550,618
1,650,000	Time Warner Cable, Inc. 01/22/07, 5.37%	1,645,078
1,100,000	Fiserv, Inc. 01/23/07, 5.35%	1,096,567
675,000	General Mills, Inc. 01/25/07, 5.33%	672,701
1,750,000	Fiserv, Inc. 01/26/07, 5.36%	1,743,747
2,200,000	John Deere Capital Corporation 01/30/07, 5.32%	2,190,897
6,925,000	AT&T Inc. 01/31/07, 5.30%	6,895,434
4,100,000	Fortune Brands, Inc. 02/26/07, 5.32%	4,066,676
3,150,000	Barclays U.S. Funding LLC 03/05/2007, 5.22%	3,121,682
		--------------
		63,671,262
		--------------
	Variable Rate Security - 0.17%
3,917,050	Wisconsin Corporate
	Central Credit Union 01/02/07, 5.02%	3,917,050
		--------------
		67,588,312
		--------------

TOTAL SECURITY HOLDINGS - 100.03%		2,350,108,880
		--------------

LIABILITIES, NET OF OTHER ASSETS - (0.03)%		(807,141)
		--------------
TOTAL NET ASSETS		$2,349,301,739
		--------------
		--------------

% OF NET ASSETS * NON-INCOME PRODUCING

As of December 31, 2006, investment cost for federal tax purposes was $1,375,355,420 and the tax basis components of unrealized appreciation/depreciation were as follows:

Unrealized appreciation	$991,019,620
Unrealized depreciation	(16,266,160)
-------------------
Net unrealized appreciation	$974,753,460
-------------------
-------------------

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent Semiannual or Annual Report to Shareholders.

Item 2. Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls during the last fiscal quarter.

Item 3. Exhibits.

Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Act, attached hereto as part of EX-99.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Nicholas Fund, Inc. By: /s/ Albert O. Nicholas Name: Albert O. Nicholas Title: Principal Executive Officer Date: 02/28/2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Albert O. Nicholas Name: Albert O. Nicholas Title: Principal Executive Officer Date: 02/28/2007 By: /s/ Jeffrey T. May Name: Jeffrey T. May Title: Principal Financial Officer Date: 02/28/2007